SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Product Information [Line Items]
Expected credit losses against accounts receivable		$ 1,428,805	$ 29,287
Advance to suppliers	942,626		269,740
Asset Impairment Charges	9,834,584	$ 1,449,371	$ 14,698,853
Cash insured amount	$ 71,499			¥ 500,000
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage	34.20%	27.00%	33.30%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage	31.50%	22.50%	28.90%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage	24.10%	6.80%	13.00%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Four [Member]
Product Information [Line Items]
Concentration risk, percentage	10.10%	6.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage	33.50%	64.60%	38.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage	33.20%	17.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage	33.20%	12.00%
PRC Bank [Member]
Product Information [Line Items]
Cash	$ 17,884,684	$ 43,396,977
Chunshang Xiamen [Member]
Product Information [Line Items]
Value added tax description	product sales and services revenues were subject to VAT at a reduced rate of 13% and subject to surcharges at a reduced surcharge rate of 12% of the VAT payable.
Chunran Guangzhou [Member]
Product Information [Line Items]
Value added tax description	product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.
Other Intangible Assets [Member]
Product Information [Line Items]
Asset Impairment Charges	$ 8,272,676